Derivative Instruments - Fund's Interest Rate Swap Agreements (Details)	Dec. 31, 2024 USD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	$ 2,450,000,000
March 2028 Notes | Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Company Receives	5.70%
Notional Amount	$ 1,000,000,000
March 2028 Notes | Interest rate swaps | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Company Receives	5.70%
Fund Pays	1.649%
March 2028 Notes | Interest rate swaps | Unsecured Debt
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Company Receives	5.70%
Notional Amount	$ 1,000,000
August 2029 Notes | Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Company Receives	6.35%
Notional Amount	$ 700,000,000
August 2029 Notes | Interest rate swaps | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Company Receives	6.35%
Fund Pays	2.208%
August 2029 Notes | Interest rate swaps | Unsecured Debt
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Company Receives	6.35%
Notional Amount	$ 700,000
February 2030 Notes | Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Company Receives	5.60%
Notional Amount	$ 750,000,000
February 2030 Notes | Interest rate swaps | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Company Receives	5.60%
Fund Pays	2.302%
February 2030 Notes | Interest rate swaps | Unsecured Debt
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Company Receives	5.60%
Notional Amount	$ 750,000